DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

May 31, 2020 (Unaudited)

	Number of Shares	Value
CORPORATE BONDS - 98.3%
Basic Materials - 4.7%
Chemicals - 2.0%
Ashland LLC
4.75%, 8/15/22	1,448,000	$1,514,065
Blue Cube Spinco LLC
9.75%, 10/15/23	3,212,000	3,350,485
10.00%, 10/15/25	2,503,000	2,644,282
CF Industries, Inc.
3.45%, 6/1/23	3,917,000	3,953,683
Chemours Co.
6.625%, 5/15/23	4,370,000	4,392,309
7.00%, 5/15/25(a)	3,542,000	3,444,967
5.375%, 5/15/27	2,038,000	1,837,960
Consolidated Energy Finance SA
6.875%, 6/15/25, 144A	3,008,000	2,577,510
6.50%, 5/15/26, 144A	1,174,000	966,859
Element Solutions, Inc., 144A
5.875%, 12/1/25	4,024,000	4,146,430
Hexion, Inc., 144A
7.875%, 7/15/27(a)	1,919,000	1,718,762
INEOS Group Holdings SA, 144A
5.625%, 8/1/24	1,853,000	1,840,242
Methanex Corp.
5.25%, 12/15/29	3,144,000	2,751,498
NOVA Chemicals Corp.
5.25%, 8/1/23, 144A	2,165,000	2,068,906
4.875%, 6/1/24, 144A	5,058,000	4,666,536
5.00%, 5/1/25, 144A	2,260,000	2,005,987
5.25%, 6/1/27, 144A	4,430,000	3,760,782
OCI NV
6.625%, 4/15/23, 144A	3,488,000	3,575,200
5.25%, 11/1/24, 144A	2,620,000	2,580,700
Olin Corp.
9.50%, 6/1/25, 144A	1,958,000	2,141,563
5.125%, 9/15/27	2,517,000	2,247,442
5.625%, 8/1/29	3,445,000	3,121,635
5.00%, 2/1/30	2,503,000	2,158,374
PolyOne Corp.
5.25%, 3/15/23	2,715,000	2,927,652
5.75%, 5/15/25, 144A	3,500,000	3,679,375
PQ Corp., 144A
6.75%, 11/15/22	2,037,000	2,084,085
SPCM SA, 144A
4.875%, 9/15/25	1,910,000	1,963,700
Starfruit Finco BV / Starfruit US Holdco LLC, 144A
8.00%, 10/1/26(a)	3,080,000	3,192,220
Tronox, Inc.
6.50%, 5/1/25, 144A	2,154,000	2,224,005
6.50%, 4/15/26, 144A	2,863,000	2,717,975
Valvoline, Inc.
4.375%, 8/15/25, 144A	2,007,000	2,049,438
4.25%, 2/15/30, 144A	2,639,000	2,638,591
WR Grace & Co.-Conn, 144A
5.125%, 10/1/21	2,707,000	2,786,004

(Cost $91,932,440)		89,729,222

Forest Products & Paper - 0.1%
Mercer International, Inc.
7.375%, 1/15/25
(Cost $3,050,766)	2,933,000	2,885,031

Iron/Steel - 0.7%
Allegheny Technologies, Inc.
7.875%, 8/15/23	2,142,000	1,975,577
ArcelorMittal SA
3.60%, 7/16/24	3,412,000	3,377,269
6.125%, 6/1/25	2,741,000	2,978,178
4.55%, 3/11/26	3,427,000	3,503,528
4.25%, 7/16/29	1,958,000	1,971,220
Cleveland-Cliffs, Inc.
4.875%, 1/15/24, 144A	2,359,000	2,143,494
9.875%, 10/17/25, 144A	4,780,000	4,946,535
6.75%, 3/15/26, 144A	2,016,000	1,839,288
5.875%, 6/1/27	2,727,000	1,901,578
United States Steel Corp.
12.00%, 6/1/25, 144A	4,307,000	4,328,535
6.875%, 8/15/25(a)	3,708,000	2,494,019
6.25%, 3/15/26(a)	2,912,000	1,826,741

(Cost $35,275,608)		33,285,962

Mining - 1.9%
Alcoa Nederland Holding BV
6.75%, 9/30/24, 144A	3,439,000	3,501,297
7.00%, 9/30/26, 144A	2,622,000	2,694,197
6.125%, 5/15/28, 144A	2,217,000	2,167,528
Arconic Corp.
6.00%, 5/15/25, 144A	3,231,000	3,355,555
6.125%, 2/15/28, 144A	2,643,000	2,578,577
Celtic Resources Holdings DAC, 144A
4.125%, 10/9/24(a)	1,478,000	1,535,642
Constellium SE
5.75%, 5/15/24, 144A	2,174,000	2,191,207
6.625%, 3/1/25, 144A	3,110,000	3,170,287
5.875%, 2/15/26, 144A	2,049,000	2,075,729
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22, 144A	3,463,000	3,524,555
5.125%, 3/15/23, 144A	2,417,000	2,503,081
5.125%, 5/15/24, 144A(a)	3,286,000	3,401,355
4.50%, 9/15/27, 144A	2,766,000	2,796,412

Freeport-McMoRan, Inc.
3.55%, 3/1/22	3,510,000	3,552,910
3.875%, 3/15/23	8,748,000	8,840,073
4.55%, 11/14/24	4,305,000	4,380,790
5.00%, 9/1/27	3,545,000	3,606,382
4.125%, 3/1/28	2,563,000	2,488,519
5.25%, 9/1/29(a)	2,545,000	2,620,879
4.25%, 3/1/30	2,416,000	2,347,301
Hudbay Minerals, Inc.
7.25%, 1/15/23, 144A	1,968,000	1,868,331
7.625%, 1/15/25, 144A	2,613,000	2,382,259
Joseph T Ryerson & Son, Inc., 144A
11.00%, 5/15/22	2,826,000	2,834,803
Novelis Corp.
5.875%, 9/30/26, 144A	6,292,000	6,462,482
4.75%, 1/30/30, 144A	7,774,000	7,422,965

(Cost $84,756,648)		84,303,116

Communications - 21.0%
Advertising - 0.6%
Lamar Media Corp.
5.00%, 5/1/23	2,196,000	2,211,076
5.75%, 2/1/26	2,890,000	3,015,903
3.75%, 2/15/28, 144A	2,650,000	2,578,781
4.875%, 1/15/29, 144A(a)	2,113,000	2,181,672
4.00%, 2/15/30, 144A	1,751,000	1,690,809
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.625%, 2/15/24	2,367,000	2,385,001
6.25%, 6/15/25, 144A	1,762,000	1,821,468
5.00%, 8/15/27, 144A	3,106,000	3,030,757
4.625%, 3/15/30, 144A	2,218,000	2,045,695
Terrier Media Buyer, Inc., 144A
8.875%, 12/15/27	4,362,000	4,244,771

(Cost $25,743,218)		25,205,933

Internet - 2.1%
Match Group, Inc.
5.00%, 12/15/27, 144A	1,488,000	1,562,430
4.625%, 6/1/28, 144A	2,729,000	2,817,692
4.125%, 8/1/30, 144A	2,342,000	2,300,652
Netflix, Inc.
5.50%, 2/15/22	3,236,000	3,402,897
5.75%, 3/1/24	1,900,000	2,082,675
5.875%, 2/15/25	3,909,000	4,389,084
3.625%, 6/15/25, 144A	2,085,000	2,144,944
4.375%, 11/15/26	4,734,000	5,036,692
4.875%, 4/15/28	7,742,000	8,289,011
5.875%, 11/15/28	8,138,000	9,278,826
6.375%, 5/15/29	3,562,000	4,184,691
5.375%, 11/15/29, 144A	3,144,000	3,497,417
4.875%, 6/15/30, 144A	5,598,000	6,056,560
NortonLifeLock, Inc.
3.95%, 6/15/22	1,129,000	1,151,580
5.00%, 4/15/25, 144A	5,850,000	5,996,250
Photo Holdings Merger Sub, Inc., 144A
8.50%, 10/1/26	3,639,000	3,307,651
Twitter, Inc., 144A
3.875%, 12/15/27	3,220,000	3,217,987
Uber Technologies, Inc.
7.50%, 11/1/23, 144A	2,810,000	2,864,416
7.50%, 5/15/25, 144A	3,525,000	3,520,594
8.00%, 11/1/26, 144A	7,840,000	7,975,475
7.50%, 9/15/27, 144A	5,354,000	5,451,202
VeriSign, Inc.
4.625%, 5/1/23	3,312,000	3,336,492
5.25%, 4/1/25	2,191,000	2,412,609
4.75%, 7/15/27	2,460,000	2,574,230

(Cost $95,200,766)		96,852,057

Media - 10.0%
Altice Financing SA
7.50%, 5/15/26, 144A	12,688,000	13,388,187
5.00%, 1/15/28, 144A	5,039,000	5,097,263
AMC Networks, Inc.
4.75%, 12/15/22	1,825,000	1,830,064
5.00%, 4/1/24	5,125,000	5,153,828
4.75%, 8/1/25(a)	3,355,000	3,388,902
CCO Holdings LLC / CCO Holdings Capital Corp.
4.00%, 3/1/23, 144A	2,200,000	2,223,397
5.875%, 4/1/24, 144A	7,755,000	8,017,546
5.375%, 5/1/25, 144A	3,182,000	3,277,794
5.75%, 2/15/26, 144A	10,290,000	10,752,999
5.50%, 5/1/26, 144A	6,697,000	7,101,532
5.125%, 5/1/27, 144A	14,895,000	15,674,530
5.875%, 5/1/27, 144A	4,848,000	5,080,243
5.00%, 2/1/28, 144A	11,081,000	11,631,560
5.375%, 6/1/29, 144A	7,052,000	7,614,855
4.75%, 3/1/30, 144A	14,574,000	15,263,569
4.50%, 8/15/30, 144A	11,584,000	12,045,565
4.50%, 5/1/32, 144A	6,367,000	6,590,832
Cengage Learning, Inc., 144A
9.50%, 6/15/24	2,852,000	1,935,496
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24	8,409,000	7,740,274
5.125%, 8/15/27, 144A	5,562,000	5,574,876

CSC Holdings LLC
6.75%, 11/15/21	4,832,000	5,104,259
5.875%, 9/15/22	1,809,000	1,911,254
5.375%, 7/15/23, 144A	4,185,000	4,257,505
5.25%, 6/1/24	3,793,000	4,010,358
7.75%, 7/15/25, 144A	2,955,000	3,093,471
6.625%, 10/15/25, 144A	4,166,000	4,367,905
10.875%, 10/15/25, 144A	7,641,000	8,290,829
5.50%, 5/15/26, 144A	7,484,000	7,840,276
5.50%, 4/15/27, 144A	6,379,000	6,760,560
5.375%, 2/1/28, 144A	4,650,000	4,957,040
7.50%, 4/1/28, 144A	5,343,000	5,946,251
6.50%, 2/1/29, 144A	7,714,000	8,534,037
5.75%, 1/15/30, 144A	10,050,000	10,568,228
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 8/15/26, 144A	14,039,000	11,193,856
6.625%, 8/15/27, 144A(a)	7,810,000	4,727,510
DISH DBS Corp.
6.75%, 6/1/21	9,303,000	9,510,224
5.875%, 7/15/22	9,173,000	9,447,686
5.00%, 3/15/23	5,861,000	5,855,579
5.875%, 11/15/24	9,356,000	9,261,458
7.75%, 7/1/26	9,185,000	9,550,701
Entercom Media Corp.
7.25%, 11/1/24, 144A(a)	1,840,000	1,487,907
6.50%, 5/1/27, 144A	1,699,000	1,501,168
Gray Television, Inc.
5.125%, 10/15/24, 144A	2,352,000	2,381,647
5.875%, 7/15/26, 144A	3,736,000	3,866,069
7.00%, 5/15/27, 144A	3,195,000	3,382,115
iHeartCommunications, Inc.
6.375%, 5/1/26	3,708,000	3,900,964
8.375%, 5/1/27	6,537,000	6,127,228
5.25%, 8/15/27, 144A	3,475,000	3,412,502
4.75%, 1/15/28, 144A	2,297,000	2,209,243
LCPR Senior Secured Financing DAC, 144A
6.75%, 10/15/27	5,485,000	5,719,127
Meredith Corp.
6.875%, 2/1/26	6,146,000	5,710,587
Nexstar Broadcasting, Inc.
5.625%, 8/1/24, 144A	4,103,000	4,195,748
5.625%, 7/15/27, 144A	8,233,000	8,457,884
Quebecor Media, Inc.
5.75%, 1/15/23	3,956,000	4,176,923
Sinclair Television Group, Inc.
5.625%, 8/1/24, 144A	2,692,000	2,672,093
5.125%, 2/15/27, 144A	1,686,000	1,574,623
5.50%, 3/1/30, 144A(a)	2,320,000	2,128,171
Sirius XM Radio, Inc.
3.875%, 8/1/22, 144A	4,664,000	4,690,188
4.625%, 5/15/23, 144A	2,565,000	2,577,787
4.625%, 7/15/24, 144A	6,978,000	7,162,952
5.375%, 4/15/25, 144A	4,266,000	4,388,584
5.375%, 7/15/26, 144A	3,881,000	4,036,356
5.00%, 8/1/27, 144A	6,474,000	6,780,317
5.50%, 7/1/29, 144A	5,941,000	6,385,476
TEGNA, Inc.
4.625%, 3/15/28, 144A	4,581,000	4,362,692
5.00%, 9/15/29, 144A	5,154,000	4,865,711
Telenet Finance Luxembourg Notes SARL, 144A
5.50%, 3/1/28	4,600,000	4,853,000
Univision Communications, Inc.
5.125%, 5/15/23, 144A	6,148,000	5,994,300
5.125%, 2/15/25, 144A	6,178,000	5,925,536
9.50%, 5/1/25, 144A	119,000	127,925
UPC Holding BV, 144A
5.50%, 1/15/28	2,555,000	2,472,435
Videotron Ltd.
5.00%, 7/15/22	3,362,000	3,490,143
5.375%, 6/15/24, 144A	2,650,000	2,817,255
5.125%, 4/15/27, 144A	3,199,000	3,372,242
Virgin Media Finance PLC, 144A
6.00%, 10/15/24	2,348,000	2,421,128
Virgin Media Secured Finance PLC
5.50%, 8/15/26, 144A	3,439,000	3,595,148
5.50%, 5/15/29, 144A	6,220,000	6,545,399
Ziggo Bond Co. BV
6.00%, 1/15/27, 144A	3,116,000	3,265,615
5.125%, 2/28/30, 144A	2,168,000	2,227,284
Ziggo BV
5.50%, 1/15/27, 144A	8,410,000	8,865,359
4.875%, 1/15/30, 144A	3,210,000	3,315,625

(Cost $456,846,595)		452,014,755

Telecommunications - 8.3%
Altice France Holding SA
10.50%, 5/15/27, 144A	6,852,000	7,622,850
6.00%, 2/15/28, 144A(a)	5,791,000	5,675,180
Altice France SA
7.375%, 5/1/26, 144A	23,918,000	25,229,065
8.125%, 2/1/27, 144A	8,102,000	8,930,916
5.50%, 1/15/28, 144A	4,786,000	4,939,224
C&W Senior Financing DAC
7.50%, 10/15/26, 144A	2,404,000	2,459,064
6.875%, 9/15/27, 144A	5,503,000	5,445,741

CenturyLink, Inc.
Series S, 6.45%, 6/15/21	6,378,000	6,573,326
Series T, 5.80%, 3/15/22	5,613,000	5,863,985
Series W, 6.75%, 12/1/23	3,309,000	3,600,970
Series Y, 7.50%, 4/1/24	4,534,000	4,999,211
5.625%, 4/1/25	2,292,000	2,366,731
5.125%, 12/15/26, 144A	5,569,000	5,642,093
4.00%, 2/15/27, 144A	5,778,000	5,779,878
Cincinnati Bell, Inc., 144A
7.00%, 7/15/24	2,903,000	2,999,133
CommScope Technologies LLC
6.00%, 6/15/25, 144A	6,975,000	6,803,031
5.00%, 3/15/27, 144A	3,248,000	2,982,168
CommScope, Inc.
5.50%, 3/1/24, 144A	5,605,000	5,779,063
5.50%, 6/15/24, 144A	2,780,000	2,741,733
6.00%, 3/1/26, 144A	7,377,000	7,774,657
8.25%, 3/1/27, 144A(a)	4,296,000	4,488,525
Connect Finco SARL / Connect US Finco LLC, 144A
6.75%, 10/1/26	9,236,000	8,973,374
Consolidated Communications, Inc.
6.50%, 10/1/22(a)	2,003,000	1,926,876
DKT Finance ApS, 144A
9.375%, 6/17/23	1,773,000	1,790,730
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A
9.875%, 5/1/24	3,817,000	3,549,409
GTT Communications, Inc., 144A
7.875%, 12/31/24	2,745,000	1,532,053
Hughes Satellite Systems Corp.
7.625%, 6/15/21	3,673,000	3,847,376
5.25%, 8/1/26	3,401,000	3,532,143
6.625%, 8/1/26	3,327,000	3,483,402
Intrado Corp., 144A
8.50%, 10/15/25	5,290,000	3,851,781
Level 3 Financing, Inc.
5.375%, 8/15/22	2,535,000	2,541,819
5.625%, 2/1/23	2,118,000	2,128,558
5.125%, 5/1/23	2,968,000	2,972,022
5.375%, 1/15/24	5,182,000	5,265,663
5.375%, 5/1/25	2,560,000	2,636,582
5.25%, 3/15/26	4,034,000	4,184,529
4.625%, 9/15/27, 144A	4,605,000	4,729,842
Metropolitan Light Co. Ltd., 144A
5.50%, 11/21/22	2,487,000	2,517,286
Nokia OYJ
3.375%, 6/12/22	2,349,000	2,403,297
4.375%, 6/12/27	2,342,000	2,474,873
Qwest Corp.
6.75%, 12/1/21	4,567,000	4,815,767
Sable International Finance Ltd., 144A
5.75%, 9/7/27	2,659,000	2,683,569
Sprint Communications, Inc.
11.50%, 11/15/21	3,949,000	4,420,017
6.00%, 11/15/22	9,858,000	10,496,059
Sprint Corp.
7.25%, 9/15/21	10,919,000	11,468,499
7.875%, 9/15/23	19,538,000	22,226,527
7.125%, 6/15/24	11,126,000	12,643,642
7.625%, 2/15/25	6,844,000	8,010,389
7.625%, 3/1/26	6,683,000	8,001,656
Telecom Italia SpA, 144A
5.303%, 5/30/24	6,667,000	7,003,317
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	4,501,000	4,706,313
T-Mobile USA, Inc.
4.00%, 4/15/22	1,015,000	1,046,074
6.00%, 3/1/23	5,691,000	5,764,727
6.50%, 1/15/24	3,892,000	3,990,876
6.00%, 4/15/24	6,450,000	6,578,258
6.375%, 3/1/25	7,164,000	7,406,967
5.125%, 4/15/25	3,109,000	3,180,865
6.50%, 1/15/26	9,079,000	9,602,087
4.50%, 2/1/26	4,407,000	4,540,025
5.375%, 4/15/27	2,240,000	2,386,507
4.75%, 2/1/28	6,911,000	7,359,006
VEON Holdings BV
3.95%, 6/16/21, 144A	2,700,000	2,744,888
7.504%, 3/1/22, 144A	1,348,000	1,455,591
5.95%, 2/13/23, 144A	1,382,000	1,497,058
7.25%, 4/26/23, 144A	3,866,000	4,299,483
4.95%, 6/16/24, 144A	2,684,000	2,880,375
4.00%, 4/9/25, 144A	4,828,000	5,007,095
ViaSat, Inc.
5.625%, 9/15/25, 144A	3,671,000	3,588,017
5.625%, 4/15/27, 144A	2,250,000	2,266,459
Zayo Group Holdings, Inc.
4.00%, 3/1/27, 144A	6,641,000	6,542,414
6.125%, 3/1/28, 144A	5,026,000	4,974,961

(Cost $373,718,236)		376,625,647

Consumer, Cyclical - 18.2%
Airlines - 0.4%
American Airlines Group, Inc.
5.00%, 6/1/22, 144A	3,043,000	1,769,702
3.75%, 3/1/25, 144A	2,575,000	1,262,149
Delta Air Lines, Inc.
3.625%, 3/15/22	4,652,000	4,225,643
3.80%, 4/19/23	2,292,000	2,038,613
2.90%, 10/28/24	4,112,000	3,332,098
4.375%, 4/19/28	2,158,000	1,759,745
3.75%, 10/28/29	2,827,000	2,201,730

United Airlines Holdings, Inc.
4.25%, 10/1/22	2,005,000	1,612,150

(Cost $19,855,128)		18,201,830

Apparel - 0.5%
Hanesbrands, Inc.
4.625%, 5/15/24, 144A	3,889,000	3,967,188
5.375%, 5/15/25, 144A	3,720,000	3,822,300
4.875%, 5/15/26, 144A(a)	4,051,000	4,111,016
Levi Strauss & Co.
5.00%, 5/1/25	2,183,000	2,234,617
Michael Kors USA, Inc., 144A
4.25%, 11/1/24(a)	2,026,000	1,767,685
William Carter Co.
5.50%, 5/15/25, 144A	2,937,000	3,032,453
5.625%, 3/15/27, 144A	1,958,000	2,005,765

(Cost $20,981,815)		20,941,024

Auto Manufacturers - 3.9%
Allison Transmission, Inc.
5.00%, 10/1/24, 144A	4,920,000	4,972,201
4.75%, 10/1/27, 144A	1,252,000	1,218,897
5.875%, 6/1/29, 144A	2,357,000	2,387,417
Fiat Chrysler Automobiles NV
5.25%, 4/15/23(a)	6,382,000	6,629,558
Ford Motor Co.
8.50%, 4/21/23	16,026,000	16,647,007
9.00%, 4/22/25	15,577,000	16,336,379
4.346%, 12/8/26	7,082,000	6,224,724
9.625%, 4/22/30(a)	4,368,000	4,859,400
Ford Motor Credit Co. LLC
5.596%, 1/7/22	7,383,000	7,401,457
3.339%, 3/28/22	6,086,000	5,903,603
2.979%, 8/3/22	4,125,000	3,960,000
4.25%, 9/20/22	10,699,000	10,458,272
Series MTN, 3.55%, 10/7/22	1,416,000	1,348,740
3.35%, 11/1/22	6,146,000	5,839,991
3.087%, 1/9/23	6,146,000	5,870,598
4.14%, 2/15/23	1,500,000	1,461,780
3.096%, 5/4/23	2,000,000	1,882,940
4.375%, 8/6/23	5,879,000	5,702,630
3.81%, 1/9/24	2,000,000	1,885,000
5.584%, 3/18/24	6,465,000	6,454,979
3.664%, 9/8/24	2,720,000	2,542,384
4.063%, 11/1/24	8,313,000	7,845,394
4.687%, 6/9/25	1,700,000	1,636,556
4.134%, 8/4/25	8,165,000	7,676,815
Series GMTN, 4.389%, 1/8/26	4,942,000	4,657,835
4.542%, 8/1/26	1,010,000	951,925
4.271%, 1/9/27	6,404,000	5,850,310
3.815%, 11/2/27	3,620,000	3,203,700
5.113%, 5/3/29	6,634,000	6,177,912
Jaguar Land Rover Automotive PLC
5.625%, 2/1/23, 144A(a)	2,328,000	1,962,772
4.50%, 10/1/27, 144A	2,222,000	1,522,970
Navistar International Corp.
9.50%, 5/1/25, 144A	2,405,000	2,597,400
6.625%, 11/1/25, 144A	5,384,000	5,048,065
Tesla, Inc., 144A
5.30%, 8/15/25	8,888,000	8,915,642

(Cost $170,991,919)		178,035,253

Auto Parts & Equipment - 1.2%
Adient Global Holdings Ltd., 144A
4.875%, 8/15/26	4,618,000	3,890,804
Adient US LLC, 144A
9.00%, 4/15/25	2,257,000	2,417,789
American Axle & Manufacturing, Inc.
6.25%, 4/1/25	3,141,000	2,968,575
6.25%, 3/15/26	1,665,000	1,553,428
6.50%, 4/1/27	2,363,000	2,216,860
Clarios Global LP, 144A
6.75%, 5/15/25	2,269,000	2,363,073
Dana, Inc.
5.50%, 12/15/24	1,729,000	1,735,302
Goodyear Tire & Rubber Co.
5.125%, 11/15/23	4,729,000	4,584,174
9.50%, 5/31/25	3,433,000	3,615,636
5.00%, 5/31/26(a)	4,196,000	3,890,678
4.875%, 3/15/27(a)	3,213,000	2,964,587
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.25%, 5/15/26, 144A	4,401,000	4,477,313
8.50%, 5/15/27, 144A	9,145,000	8,983,271
Tenneco, Inc.
5.00%, 7/15/26(a)	2,091,000	1,072,380
ZF North America Capital, Inc.
4.50%, 4/29/22, 144A	3,184,000	3,155,185
4.75%, 4/29/25, 144A	4,639,000	4,540,421

(Cost $55,916,808)		54,429,476

Distribution/Wholesale - 0.7%
American Builders & Contractors Supply Co., Inc.
5.875%, 5/15/26, 144A	3,049,000	3,162,773
4.00%, 1/15/28, 144A	3,085,000	3,107,567
Anixter, Inc.
5.125%, 10/1/21	1,840,000	1,888,070
Core & Main LP, 144A
6.125%, 8/15/25	2,134,000	2,092,632
HD Supply, Inc., 144A
5.375%, 10/15/26	4,329,000	4,471,446
KAR Auction Services, Inc., 144A
5.125%, 6/1/25	4,099,000	3,883,372

Performance Food Group, Inc., 144A
5.50%, 10/15/27	4,869,000	4,787,615
Wolverine Escrow LLC
8.50%, 11/15/24, 144A	3,735,000	2,493,505
9.00%, 11/15/26, 144A	3,486,000	2,325,145
13.125%, 11/15/27, 144A	2,329,000	1,474,548

(Cost $32,645,373)		29,686,673

Entertainment - 2.4%
AMC Entertainment Holdings, Inc.
10.50%, 4/15/25, 144A(a)	2,181,000	1,930,185
5.75%, 6/15/25	2,740,000	732,950
5.875%, 11/15/26	2,632,000	677,740
6.125%, 5/15/27	2,176,000	560,320
Caesars Resort Collection LLC / CRC Finco, Inc., 144A
5.25%, 10/15/25	7,835,000	6,997,635
Cedar Fair LP, 144A
5.25%, 7/15/29	2,320,000	2,198,629
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
5.50%, 5/1/25, 144A	4,883,000	4,980,660
5.375%, 4/15/27	1,884,000	1,795,537
Churchill Downs, Inc.
5.50%, 4/1/27, 144A	3,230,000	3,257,665
4.75%, 1/15/28, 144A	1,853,000	1,787,802
Cinemark USA, Inc.
5.125%, 12/15/22	1,640,000	1,465,365
4.875%, 6/1/23(a)	3,377,000	2,948,509
Cirsa Finance International SARL, 144A
7.875%, 12/20/23	2,266,000	2,096,236
Eldorado Resorts, Inc.
6.00%, 4/1/25	4,017,000	4,111,982
6.00%, 9/15/26	2,762,000	2,892,753
International Game Technology PLC
6.25%, 2/15/22, 144A	7,159,000	7,322,046
6.50%, 2/15/25, 144A	4,861,000	5,023,819
6.25%, 1/15/27, 144A	3,443,000	3,511,223
Lions Gate Capital Holdings LLC
6.375%, 2/1/24, 144A	2,709,000	2,741,197
5.875%, 11/1/24, 144A	2,267,000	2,212,921
Live Nation Entertainment, Inc.
4.875%, 11/1/24, 144A	2,612,000	2,502,596
6.50%, 5/15/27, 144A	5,581,000	5,940,277
4.75%, 10/15/27, 144A	4,564,000	4,243,676
Merlin Entertainments Ltd., 144A
5.75%, 6/15/26	2,027,000	1,953,906
Scientific Games International, Inc.
5.00%, 10/15/25, 144A	5,167,000	4,848,842
8.25%, 3/15/26, 144A	5,108,000	4,700,177
7.00%, 5/15/28, 144A	3,185,000	2,810,173
7.25%, 11/15/29, 144A	2,550,000	2,249,903
Six Flags Entertainment Corp.
4.875%, 7/31/24, 144A	4,693,000	4,423,645
5.50%, 4/15/27, 144A(a)	2,134,000	1,989,560
Six Flags Theme Parks, Inc., 144A
7.00%, 7/1/25	3,758,000	4,011,665
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 144A
7.00%, 7/15/26	4,695,000	4,987,569
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.75%, 4/15/25, 144A	3,160,000	3,298,250
5.125%, 10/1/29, 144A	3,361,000	3,235,484

(Cost $117,408,660)		110,440,897

Food Service - 0.4%
Aramark Services, Inc.
5.00%, 4/1/25, 144A	2,427,000	2,446,695
6.375%, 5/1/25, 144A	5,690,000	5,970,460
4.75%, 6/1/26	2,003,000	1,978,774
5.00%, 2/1/28, 144A	6,430,000	6,348,435

(Cost $16,872,143)		16,744,364

Home Builders - 1.2%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
6.25%, 9/15/27, 144A	2,781,000	2,655,341
4.875%, 2/15/30, 144A	2,206,000	1,877,891
KB Home
7.00%, 12/15/21	2,060,000	2,160,168
Lennar Corp.
4.125%, 1/15/22	2,260,000	2,298,929
4.75%, 11/15/22	2,635,000	2,757,593
4.875%, 12/15/23	2,389,000	2,529,103
4.50%, 4/30/24	2,708,000	2,836,914
5.875%, 11/15/24	1,683,000	1,827,982
4.75%, 5/30/25	2,327,000	2,490,134
4.75%, 11/29/27	4,106,000	4,485,045
Mattamy Group Corp.
5.25%, 12/15/27, 144A	2,162,000	2,103,896
4.625%, 3/1/30, 144A	2,802,000	2,584,411
Meritage Homes Corp.
6.00%, 6/1/25	1,847,000	1,978,405
PulteGroup, Inc.
5.50%, 3/1/26	3,228,000	3,576,317
5.00%, 1/15/27	2,766,000	2,939,995

Taylor Morrison Communities, Inc.
5.875%, 1/31/25, 144A	2,281,000	2,320,210
5.875%, 6/15/27, 144A	2,250,000	2,228,411
5.75%, 1/15/28, 144A	1,736,000	1,716,140
Toll Brothers Finance Corp.
5.875%, 2/15/22	1,410,000	1,472,569
4.375%, 4/15/23	2,385,000	2,447,356
4.875%, 3/15/27	1,997,000	2,108,952
4.35%, 2/15/28	1,848,000	1,891,539
3.80%, 11/1/29	1,757,000	1,725,102

(Cost $54,730,555)		55,012,403

Home Furnishings - 0.1%
Tempur Sealy International, Inc.
5.625%, 10/15/23	2,205,000	2,213,037
5.50%, 6/15/26	2,438,000	2,449,739

(Cost $4,704,595)		4,662,776

Housewares - 0.5%
Newell Brands, Inc.
4.35%, 4/1/23	6,343,000	6,549,147
4.875%, 6/1/25(a)	2,115,000	2,199,177
4.70%, 4/1/26	9,382,000	9,760,095
Scotts Miracle-Gro Co.
4.50%, 10/15/29	1,995,000	2,051,169

(Cost $20,286,778)		20,559,588

Leisure Time - 0.5%
24 Hour Fitness Worldwide, Inc., 144A
8.00%, 6/1/22	2,496,000	74,880
Carlson Travel, Inc., 144A
6.75%, 12/15/23	1,910,000	1,248,462
NCL Corp. Ltd.
12.25%, 5/15/24, 144A	3,035,000	3,270,213
3.625%, 12/15/24, 144A	2,545,000	1,534,953
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	2,839,000	2,358,162
3.70%, 3/15/28	2,252,000	1,523,757
Sabre GLBL, Inc.
5.375%, 4/15/23, 144A	2,523,000	2,390,807
5.25%, 11/15/23, 144A	2,164,000	2,051,721
9.25%, 4/15/25, 144A	3,485,000	3,759,444
Viking Cruises Ltd.
13.00%, 5/15/25, 144A	3,133,000	3,399,305
5.875%, 9/15/27, 144A	3,589,000	2,163,036

(Cost $26,556,426)		23,774,740

Lodging - 2.4%
Boyd Gaming Corp.
8.625%, 6/1/25, 144A(a)	2,287,000	2,448,828
6.375%, 4/1/26	3,361,000	3,350,967
6.00%, 8/15/26	2,821,000	2,753,493
4.75%, 12/1/27, 144A	5,032,000	4,645,895
Diamond Resorts International, Inc.
7.75%, 9/1/23, 144A	2,342,000	2,044,835
10.75%, 9/1/24, 144A(a)	2,626,000	1,867,467
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	5,005,000	5,011,782
5.375%, 5/1/25, 144A	2,511,000	2,580,555
5.125%, 5/1/26	7,637,000	7,686,182
5.75%, 5/1/28, 144A	1,581,000	1,640,287
4.875%, 1/15/30	4,612,000	4,602,338
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 4/1/25	3,724,000	3,709,644
4.875%, 4/1/27	2,532,000	2,518,872
Marriott Ownership Resorts, Inc., 144A
6.125%, 9/15/25	2,300,000	2,374,750
Melco Resorts Finance Ltd.
4.875%, 6/6/25, 144A(a)	4,306,000	4,267,593
5.25%, 4/26/26, 144A(a)	1,714,000	1,711,814
5.625%, 7/17/27, 144A	2,550,000	2,556,376
5.375%, 12/4/29, 144A	4,996,000	4,951,039
MGM Resorts International
7.75%, 3/15/22(a)	5,905,000	6,159,358
6.00%, 3/15/23	5,583,000	5,610,329
6.75%, 5/1/25	2,643,000	2,690,759
5.75%, 6/15/25	3,397,000	3,399,089
4.625%, 9/1/26(a)	1,992,000	1,908,147
5.50%, 4/15/27(a)	3,685,000	3,588,950
Station Casinos LLC
5.00%, 10/1/25, 144A	2,508,000	2,261,903
4.50%, 2/15/28, 144A	3,256,000	2,879,525
Wyndham Destinations, Inc.
4.25%, 3/1/22	2,872,000	2,847,258
3.90%, 3/1/23	1,768,000	1,648,386
5.75%, 4/1/27	1,788,000	1,622,950
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 5/30/23, 144A	1,706,000	1,608,954
5.50%, 3/1/25, 144A	8,183,000	7,957,845
5.25%, 5/15/27, 144A	4,053,000	3,765,500

(Cost $112,163,521)		108,671,670

Retail - 3.8%
1011778 BC ULC / New Red Finance, Inc.
4.25%, 5/15/24, 144A	9,237,000	9,368,096
5.00%, 10/15/25, 144A	12,232,000	12,394,623
3.875%, 1/15/28, 144A	3,653,000	3,607,502
4.375%, 1/15/28, 144A	3,890,000	3,830,930
Beacon Roofing Supply, Inc., 144A
4.875%, 11/1/25	5,791,000	5,485,843
eG Global Finance PLC
6.75%, 2/7/25, 144A	3,671,000	3,725,680
8.50%, 10/30/25, 144A	2,949,000	3,082,015

Ferrellgas LP / Ferrellgas Finance Corp.
6.75%, 1/15/22(a)	2,491,000	2,001,556
6.75%, 6/15/23(a)	2,139,000	1,718,997
10.00%, 4/15/25, 144A	2,666,000	2,859,285
Gap, Inc.
8.375%, 5/15/23, 144A	1,664,000	1,776,320
8.625%, 5/15/25, 144A	3,916,000	4,131,380
8.875%, 5/15/27, 144A	4,548,000	4,786,770
Golden Nugget, Inc.
6.75%, 10/15/24, 144A	6,240,000	5,058,238
8.75%, 10/1/25, 144A(a)	2,947,000	1,954,200
Group 1 Automotive, Inc.
5.00%, 6/1/22	2,481,000	2,439,108
IRB Holding Corp.
7.00%, 6/15/25, 144A	3,623,000	3,767,920
6.75%, 2/15/26, 144A	1,963,000	1,844,847
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 6/1/24, 144A	5,871,000	6,024,791
5.25%, 6/1/26, 144A	4,797,000	5,004,015
4.75%, 6/1/27, 144A	2,988,000	3,106,310
L Brands, Inc.
5.625%, 2/15/22	3,980,000	3,889,356
5.625%, 10/15/23	2,085,000	1,986,181
5.25%, 2/1/28	2,236,000	1,897,391
7.50%, 6/15/29	2,265,000	1,998,443
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	1,862,000	1,664,163
2.875%, 2/15/23	2,979,000	2,278,935
3.625%, 6/1/24	2,340,000	1,626,300
Michaels Stores, Inc., 144A
8.00%, 7/15/27(a)	2,204,000	1,779,322
Murphy Oil USA, Inc.
4.75%, 9/15/29	2,144,000	2,208,352
Penske Automotive Group, Inc.
5.75%, 10/1/22	2,940,000	2,956,508
5.50%, 5/15/26	2,252,000	2,223,433
PetSmart, Inc.
7.125%, 3/15/23, 144A	9,249,000	9,000,433
5.875%, 6/1/25, 144A	5,193,000	5,209,228
8.875%, 6/1/25, 144A(a)	2,348,000	2,337,728
QVC, Inc.
5.125%, 7/2/22	1,644,000	1,650,165
4.375%, 3/15/23	3,939,000	3,860,220
4.85%, 4/1/24	3,142,000	3,079,160
4.45%, 2/15/25	2,720,000	2,604,400
4.75%, 2/15/27	2,480,000	2,374,600
Rite Aid Corp.
6.125%, 4/1/23, 144A	5,270,000	4,917,569
7.50%, 7/1/25, 144A	2,587,000	2,575,682
Sally Holdings LLC / Sally Capital, Inc.
5.625%, 12/1/25	2,874,000	2,809,637
Staples, Inc.
7.50%, 4/15/26, 144A	9,016,000	7,897,024
10.75%, 4/15/27, 144A	4,659,000	3,180,629
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 6/1/24	2,455,000	2,487,197
Yum! Brands, Inc.
7.75%, 4/1/25, 144A	1,646,000	1,822,945
4.75%, 1/15/30, 144A	3,846,000	4,003,936

(Cost $176,408,526)		172,287,363

Toys/Games/Hobbies - 0.2%
Mattel, Inc.
6.75%, 12/31/25, 144A	7,418,000	7,752,589
5.875%, 12/15/27, 144A	2,484,000	2,533,220

(Cost $10,029,936)		10,285,809

Consumer, Non-cyclical - 20.4%
Agriculture - 0.5%
Darling Ingredients, Inc., 144A
5.25%, 4/15/27	2,595,000	2,706,339
JBS Investments GmbH, 144A
6.25%, 2/5/23	3,006,000	3,045,514
JBS Investments II GmbH
7.00%, 1/15/26, 144A	4,680,000	4,985,253
5.75%, 1/15/28, 144A	3,439,000	3,434,099
Vector Group Ltd.
6.125%, 2/1/25, 144A	4,021,000	3,943,053
10.50%, 11/1/26, 144A	2,296,000	2,324,275

(Cost $20,450,464)		20,438,533

Commercial Services - 4.1%
Adani Abbot Point Terminal Pty Ltd., 144A
4.45%, 12/15/22(a)	2,600,000	2,220,538
ADT Security Corp.
6.25%, 10/15/21	4,502,000	4,665,895
3.50%, 7/15/22	5,292,000	5,350,820
4.125%, 6/15/23	3,116,000	3,131,907
Algeco Global Finance PLC, 144A
8.00%, 2/15/23	2,435,000	2,223,435
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 7/15/26, 144A	7,241,000	7,619,994
9.75%, 7/15/27, 144A	4,500,000	4,794,322
APX Group, Inc.
7.875%, 12/1/22	3,815,000	3,826,884
7.625%, 9/1/23(a)	1,587,000	1,449,955
6.75%, 2/15/27, 144A	2,208,000	2,083,458
ASGN, Inc., 144A
4.625%, 5/15/28	2,620,000	2,507,379

Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
10.50%, 5/15/25, 144A	2,350,000	2,626,313
5.75%, 7/15/27, 144A	1,739,000	1,335,821
Brink’s Co., 144A
4.625%, 10/15/27	2,846,000	2,670,131
Garda World Security Corp.
4.625%, 2/15/27, 144A	1,883,000	1,905,361
9.50%, 11/1/27, 144A	2,966,000	3,085,189
Gartner, Inc., 144A
5.125%, 4/1/25	3,336,000	3,412,778
Herc Holdings, Inc., 144A
5.50%, 7/15/27	5,448,000	5,308,231
Jaguar Holding Co. II / PPD Development LP, 144A
6.375%, 8/1/23	5,209,000	5,368,526
MPH Acquisition Holdings LLC, 144A
7.125%, 6/1/24	7,299,000	6,911,314
Nielsen Co. Luxembourg SARL
5.50%, 10/1/21, 144A	2,721,000	2,732,061
5.00%, 2/1/25, 144A(a)	2,483,000	2,500,046
Nielsen Finance LLC / Nielsen Finance Co., 144A
5.00%, 4/15/22	10,364,000	10,370,996
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25%, 4/15/24, 144A	3,439,000	3,594,116
5.75%, 4/15/26, 144A	5,609,000	5,790,395
6.25%, 1/15/28, 144A	5,957,000	5,662,873
Refinitiv US Holdings, Inc.
6.25%, 5/15/26, 144A	5,529,000	5,915,007
8.25%, 11/15/26, 144A	7,211,000	7,903,725
Service Corp. International
5.375%, 5/15/24	3,893,000	3,990,734
4.625%, 12/15/27	2,244,000	2,367,880
5.125%, 6/1/29	3,574,000	3,859,259
ServiceMaster Co. LLC, 144A
5.125%, 11/15/24	3,458,000	3,510,233
Sotheby’s, 144A
7.375%, 10/15/27(a)	2,751,000	2,509,778
Team Health Holdings, Inc., 144A
6.375%, 2/1/25(a)	3,348,000	1,870,009
United Rentals North America, Inc.
5.50%, 7/15/25	5,542,000	5,750,407
4.625%, 10/15/25	3,387,000	3,452,979
5.875%, 9/15/26	4,215,000	4,428,511
6.50%, 12/15/26	4,693,000	5,026,508
5.50%, 5/15/27	4,767,000	5,073,590
3.875%, 11/15/27	3,396,000	3,412,352
4.875%, 1/15/28	7,885,000	8,142,169
5.25%, 1/15/30	3,176,000	3,310,392
4.00%, 7/15/30	3,034,000	2,960,987
Verscend Escrow Corp., 144A
9.75%, 8/15/26	5,093,000	5,491,043
WEX, Inc., 144A
4.75%, 2/1/23	1,404,000	1,388,058

(Cost $184,432,635)		183,512,359

Cosmetics/Personal Care - 0.2%
Avon Products, Inc.
7.00%, 3/15/23(a)	2,482,000	2,439,769
Coty, Inc., 144A
6.50%, 4/15/26	2,425,000	2,014,338
Edgewell Personal Care Co.
4.70%, 5/24/22	2,455,000	2,536,297
5.50%, 6/1/28, 144A	3,397,000	3,528,634
Revlon Consumer Products Corp.
6.25%, 8/1/24	1,507,000	246,613

(Cost $11,890,423)		10,765,651

Food - 3.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.50%, 2/15/23, 144A	3,386,000	3,413,511
6.625%, 6/15/24	6,206,000	6,436,336
5.75%, 3/15/25	5,127,000	5,287,757
7.50%, 3/15/26, 144A	2,286,000	2,557,097
4.625%, 1/15/27, 144A	6,693,000	6,808,822
5.875%, 2/15/28, 144A	3,369,000	3,613,876
4.875%, 2/15/30, 144A	4,633,000	4,815,424
B&G Foods, Inc.
5.25%, 4/1/25	4,043,000	4,164,715
5.25%, 9/15/27	2,819,000	2,899,440
JBS USA LUX SA / JBS USA Finance, Inc.
5.875%, 7/15/24, 144A	4,393,000	4,471,261
5.75%, 6/15/25, 144A	4,009,000	4,119,247
6.75%, 2/15/28, 144A	3,976,000	4,312,489
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
6.50%, 4/15/29, 144A	6,239,000	6,799,325
5.50%, 1/15/30, 144A	5,697,000	5,923,826
Kraft Heinz Foods Co.
3.50%, 6/6/22	2,409,000	2,501,593
4.00%, 6/15/23	1,686,000	1,790,064
3.95%, 7/15/25	7,414,000	7,785,193
3.00%, 6/1/26	9,358,000	9,372,917
3.875%, 5/15/27, 144A	5,679,000	5,970,716
4.625%, 1/30/29	4,871,000	5,264,459
3.75%, 4/1/30, 144A	5,167,000	5,362,510
4.25%, 3/1/31, 144A	5,679,000	6,044,067
Lamb Weston Holdings, Inc.
4.625%, 11/1/24, 144A	3,559,000	3,719,920
4.875%, 11/1/26, 144A	4,049,000	4,200,088
4.875%, 5/15/28, 144A	2,056,000	2,158,183

Pilgrim’s Pride Corp.
5.75%, 3/15/25, 144A	4,532,000	4,645,776
5.875%, 9/30/27, 144A	3,754,000	3,912,850
Post Holdings, Inc.
5.00%, 8/15/26, 144A	7,841,000	8,039,024
5.75%, 3/1/27, 144A	5,797,000	6,060,213
5.625%, 1/15/28, 144A	4,655,000	4,886,889
5.50%, 12/15/29, 144A	2,630,000	2,754,438
4.625%, 4/15/30, 144A	6,359,000	6,291,436
Sigma Holdco BV, 144A
7.875%, 5/15/26(a)	2,075,000	2,131,679
TreeHouse Foods, Inc., 144A
6.00%, 2/15/24	2,720,000	2,795,086
US Foods, Inc.
5.875%, 6/15/24, 144A	2,901,000	2,814,275
6.25%, 4/15/25, 144A	4,787,000	4,984,464

(Cost $168,159,803)		169,108,966

Healthcare-Products - 0.7%
Avantor, Inc.
6.00%, 10/1/24, 144A	6,942,000	7,305,726
9.00%, 10/1/25, 144A	8,991,000	9,733,702
Hill-Rom Holdings, Inc., 144A
4.375%, 9/15/27	2,176,000	2,240,867
Hologic, Inc.
4.375%, 10/15/25, 144A	4,229,000	4,334,281
4.625%, 2/1/28, 144A	1,707,000	1,772,822
Teleflex, Inc.
4.875%, 6/1/26	1,515,000	1,565,843
4.625%, 11/15/27	2,703,000	2,825,135
4.25%, 6/1/28, 144A	1,762,000	1,819,265

(Cost $31,510,956)		31,597,641

Healthcare-Services - 7.3%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	2,880,000	2,879,698
AHP Health Partners, Inc., 144A
9.75%, 7/15/26(a)	1,881,000	1,944,126
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26, 144A	1,977,000	2,028,521
5.00%, 7/15/27, 144A	2,035,000	2,090,586
Centene Corp.
4.75%, 5/15/22	4,953,000	5,026,181
4.75%, 1/15/25	5,349,000	5,536,777
4.75%, 1/15/25	2,925,000	3,027,682
5.25%, 4/1/25, 144A	6,167,000	6,377,048
5.375%, 6/1/26, 144A	8,042,000	8,522,992
5.375%, 8/15/26, 144A	4,228,000	4,486,331
4.25%, 12/15/27	10,945,000	11,458,704
4.625%, 12/15/29	15,507,000	16,764,773
3.375%, 2/15/30	9,168,000	9,296,948
Charles River Laboratories International, Inc.
5.50%, 4/1/26, 144A	2,275,000	2,383,984
4.25%, 5/1/28, 144A	2,501,000	2,527,898
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	11,611,000	11,298,954
9.875%, 6/30/23, 144A(a)	7,999,000	6,428,356
8.625%, 1/15/24, 144A	5,231,000	5,273,450
8.125%, 6/30/24, 144A	6,237,000	4,471,212
6.625%, 2/15/25, 144A	7,003,000	6,779,779
8.00%, 3/15/26, 144A	9,676,000	9,474,884
8.00%, 12/15/27, 144A	2,684,000	2,585,027
6.875%, 4/1/28, 144A	7,729,000	2,898,375
DaVita, Inc.
5.125%, 7/15/24	7,660,000	7,820,975
5.00%, 5/1/25	6,988,000	7,184,537
Encompass Health Corp.
5.75%, 11/1/24	3,418,000	3,447,309
4.50%, 2/1/28	2,357,000	2,403,704
4.75%, 2/1/30	4,366,000	4,439,720
Envision Healthcare Corp., 144A
8.75%, 10/15/26	4,034,000	1,789,321
HCA, Inc.
5.875%, 5/1/23	5,604,000	6,107,379
5.375%, 2/1/25	11,837,000	13,024,192
5.875%, 2/15/26	7,056,000	7,915,033
5.375%, 9/1/26	4,336,000	4,804,960
5.625%, 9/1/28	6,999,000	8,038,771
5.875%, 2/1/29	4,359,000	5,063,262
3.50%, 9/1/30	12,249,000	12,085,713
IQVIA, Inc.
5.00%, 10/15/26, 144A	4,808,000	5,024,865
5.00%, 5/15/27, 144A	5,102,000	5,333,656
LifePoint Health, Inc.
6.75%, 4/15/25, 144A	2,531,000	2,676,532
4.375%, 2/15/27, 144A	2,759,000	2,671,057
MEDNAX, Inc.
5.25%, 12/1/23, 144A	3,476,000	3,415,535
6.25%, 1/15/27, 144A	4,385,000	4,113,810
Molina Healthcare, Inc.
5.375%, 11/15/22	3,019,000	3,133,043
4.375%, 6/15/28, 144A	181,000	183,263
Radiology Partners, Inc., 144A
9.25%, 2/1/28	3,421,000	3,303,403
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A
9.75%, 12/1/26	6,837,000	7,422,623
Select Medical Corp., 144A
6.25%, 8/15/26	5,452,000	5,668,962
Surgery Center Holdings, Inc., 144A
10.00%, 4/15/27(a)	1,751,000	1,748,479

Tenet Healthcare Corp.
8.125%, 4/1/22	12,403,000	12,988,732
6.75%, 6/15/23	8,795,000	9,235,673
4.625%, 7/15/24	8,353,000	8,479,172
4.625%, 9/1/24, 144A	3,603,000	3,654,325
7.50%, 4/1/25, 144A	3,184,000	3,486,480
5.125%, 5/1/25	6,569,000	6,686,749
7.00%, 8/1/25(a)	1,931,000	1,952,927
4.875%, 1/1/26, 144A	9,273,000	9,544,467
6.25%, 2/1/27, 144A	6,811,000	7,025,989
5.125%, 11/1/27, 144A	6,417,000	6,651,638

(Cost $335,170,634)		332,088,542

Household Products/Wares - 0.2%
Prestige Brands, Inc.
6.375%, 3/1/24, 144A	3,047,000	3,142,539
5.125%, 1/15/28, 144A	1,989,000	2,025,051
Spectrum Brands, Inc.
5.75%, 7/15/25	4,388,000	4,529,710

(Cost $9,748,636)		9,697,300

Pharmaceuticals - 3.7%
Bausch Health Americas, Inc.
9.25%, 4/1/26, 144A	7,029,000	7,821,063
8.50%, 1/31/27, 144A	8,261,000	9,047,158
Bausch Health Cos., Inc.
7.00%, 3/15/24, 144A	8,867,000	9,198,581
6.125%, 4/15/25, 144A	15,016,000	15,277,203
5.50%, 11/1/25, 144A	7,373,000	7,635,663
9.00%, 12/15/25, 144A	6,907,000	7,593,521
5.75%, 8/15/27, 144A	2,436,000	2,612,634
7.00%, 1/15/28, 144A	3,837,000	4,040,150
5.00%, 1/30/28, 144A	5,693,000	5,518,538
6.25%, 2/15/29, 144A	6,823,000	7,027,008
7.25%, 5/30/29, 144A	3,207,000	3,464,554
5.25%, 1/30/30, 144A	5,594,000	5,527,571
Elanco Animal Health, Inc.
4.662%, 8/27/21	2,209,000	2,258,703
5.022%, 8/28/23	3,444,000	3,654,145
5.65%, 8/28/28	3,363,000	3,732,930
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 7/15/23, 144A	6,397,000	4,945,617
6.00%, 2/1/25, 144A(a)	5,752,000	4,219,150
Horizon Therapeutics USA, Inc., 144A
5.50%, 8/1/27	2,874,000	3,031,538
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.75%, 8/1/22, 144A	1,658,000	392,739
5.625%, 10/15/23, 144A	1,164,000	260,323
10.00%, 4/15/25, 144A	802,000	533,330
Par Pharmaceutical, Inc., 144A
7.50%, 4/1/27	6,674,000	6,819,794
Teva Pharmaceutical Finance Co. BV
Series 2, 3.65%, 11/10/21	2,378,000	2,362,388
2.95%, 12/18/22	4,500,000	4,318,763
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	13,692,000	12,974,608
6.00%, 4/15/24(a)	6,000,000	6,176,790
7.125%, 1/31/25, 144A	4,601,000	4,946,558
3.15%, 10/1/26	16,307,000	14,700,027
6.75%, 3/1/28(a)	4,944,000	5,301,525

(Cost $163,832,852)		165,392,572

Diversified - 0.0%
Holding Companies-Diversified - 0.0%
Stena AB, 144A
7.00%, 2/1/24(a)
(Cost $2,308,485)	2,370,000	2,141,639

Energy - 11.2%
Coal - 0.1%
Peabody Energy Corp.
6.00%, 3/31/22, 144A(a)	2,361,000	1,612,858
6.375%, 3/31/25, 144A(a)	2,064,000	1,121,010

(Cost $4,057,794)		2,733,868

Energy-Alternate Sources - 0.2%
TerraForm Power Operating LLC
4.25%, 1/31/23, 144A	2,231,000	2,276,992
5.00%, 1/31/28, 144A	3,000,000	3,201,945
4.75%, 1/15/30, 144A	3,268,000	3,398,099

(Cost $8,713,401)		8,877,036

Oil & Gas - 6.8%
Aker BP ASA
6.00%, 7/1/22, 144A	1,421,000	1,428,875
5.875%, 3/31/25, 144A	2,395,000	2,398,775
Antero Resources Corp.
5.375%, 11/1/21(a)	3,259,000	2,925,849
5.125%, 12/1/22(a)	4,016,000	2,820,136
5.625%, 6/1/23(a)	2,863,000	1,669,487
5.00%, 3/1/25(a)	2,753,000	1,550,283
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
10.00%, 4/1/22, 144A	5,639,000	4,951,690
7.00%, 11/1/26, 144A	1,997,000	1,359,118
Baytex Energy Corp.
5.625%, 6/1/24, 144A	1,643,000	843,919
8.75%, 4/1/27, 144A	2,584,000	1,312,995
Bruin E&P Partners LLC, 144A
8.875%, 8/1/23	2,205,000	55,125
California Resources Corp., 144A
8.00%, 12/15/22	6,673,000	133,460

Callon Petroleum Co.
6.25%, 4/15/23	2,111,000	690,054
6.125%, 10/1/24	2,381,000	769,361
6.375%, 7/1/26	929,000	263,427
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A
11.00%, 4/15/25(a)	2,641,000	2,411,537
Cenovus Energy, Inc.
3.00%, 8/15/22	2,704,000	2,570,839
3.80%, 9/15/23	1,790,000	1,706,519
Chesapeake Energy Corp., 144A
11.50%, 1/1/25	9,554,000	644,895
Citgo Holding, Inc., 144A
9.25%, 8/1/24	6,301,000	6,084,403
CITGO Petroleum Corp., 144A
6.25%, 8/15/22	2,899,000	2,850,050
CNX Resources Corp.
5.875%, 4/15/22(a)	3,718,500	3,702,901
7.25%, 3/14/27, 144A(a)	2,289,000	2,170,327
Comstock Resources, Inc.
7.50%, 5/15/25, 144A	2,976,000	2,670,960
9.75%, 8/15/26	3,648,000	3,403,456
Continental Resources, Inc.
5.00%, 9/15/22	5,017,000	4,794,747
4.50%, 4/15/23	6,808,000	6,333,482
3.80%, 6/1/24	4,437,000	3,882,375
4.375%, 1/15/28	4,755,000	4,028,436
CrownRock LP / CrownRock Finance, Inc., 144A
5.625%, 10/15/25	5,575,000	5,334,634
CVR Energy, Inc.
5.25%, 2/15/25, 144A	2,771,000	2,502,559
5.75%, 2/15/28, 144A	1,812,000	1,616,077
Denbury Resources, Inc.
9.25%, 3/31/22, 144A	2,577,000	1,039,858
7.75%, 2/15/24, 144A	1,775,000	734,220
Endeavor Energy Resources LP / EER Finance, Inc.
5.50%, 1/30/26, 144A	2,499,000	2,438,437
5.75%, 1/30/28, 144A	4,508,000	4,411,371
EQT Corp.
3.00%, 10/1/22(a)	3,501,000	3,393,782
6.125%, 2/1/25(a)	4,843,000	4,965,019
3.90%, 10/1/27	5,438,000	4,788,839
7.00%, 2/1/30(a)	3,280,000	3,487,050
Extraction Oil & Gas, Inc., 144A
5.625%, 2/1/26	1,979,000	125,785
Gulfport Energy Corp.
6.00%, 10/15/24	3,041,000	1,788,488
6.375%, 5/15/25	2,334,000	1,175,507
Hilcorp Energy I LP / Hilcorp Finance Co.
5.00%, 12/1/24, 144A	2,054,000	1,815,007
5.75%, 10/1/25, 144A	2,421,000	2,145,817
6.25%, 11/1/28, 144A(a)	2,629,000	2,257,154
Laredo Petroleum, Inc.
9.50%, 1/15/25	2,788,000	1,955,963
10.125%, 1/15/28	1,718,000	1,182,371
Matador Resources Co.
5.875%, 9/15/26	4,576,000	3,417,563
MEG Energy Corp.
7.00%, 3/31/24, 144A(a)	3,016,000	2,910,757
6.50%, 1/15/25, 144A	2,419,000	2,385,811
7.125%, 2/1/27, 144A	5,187,000	4,739,595
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26, 144A	3,511,000	1,858,934
10.50%, 5/15/27, 144A	2,148,000	1,237,377
Murphy Oil Corp.
6.875%, 8/15/24	2,199,000	2,133,261
5.75%, 8/15/25	2,483,000	2,331,177
5.875%, 12/1/27	2,788,000	2,597,203
Nabors Industries Ltd.
7.25%, 1/15/26, 144A	3,300,000	1,891,312
7.50%, 1/15/28, 144A	1,687,000	933,122
Nabors Industries, Inc.
5.75%, 2/1/25	3,141,000	985,159
Noble Holding International Ltd.
7.95%, 4/1/25	2,411,000	81,118
7.875%, 2/1/26, 144A	3,426,000	904,258
Oasis Petroleum, Inc.
6.875%, 3/15/22	3,618,000	671,591
Occidental Petroleum Corp.
3.125%, 2/15/22	3,852,000	3,619,724
2.60%, 4/15/22	2,024,000	1,862,080
2.70%, 8/15/22	9,302,000	8,604,350
2.70%, 2/15/23	5,899,000	5,089,657
6.95%, 7/1/24	2,954,000	2,689,026
2.90%, 8/15/24	12,905,000	10,324,000
3.50%, 6/15/25	3,358,000	2,633,931
5.55%, 3/15/26	4,537,000	3,879,135
3.40%, 4/15/26	5,482,000	4,070,385
3.20%, 8/15/26	5,028,000	3,694,072
3.00%, 2/15/27	3,212,000	2,216,280
3.50%, 8/15/29	6,849,000	4,691,565
7.50%, 5/1/31	3,316,000	2,735,700
7.875%, 9/15/31	2,722,000	2,272,870
Parkland Corp.
6.00%, 4/1/26, 144A	2,440,000	2,463,949
5.875%, 7/15/27, 144A	2,589,000	2,594,994

Parsley Energy LLC / Parsley Finance Corp.
5.375%, 1/15/25, 144A	2,999,000	2,955,844
5.25%, 8/15/25, 144A	2,058,000	1,998,616
5.625%, 10/15/27, 144A	3,599,000	3,535,352
4.125%, 2/15/28, 144A	1,946,000	1,818,294
PBF Holding Co. LLC / PBF Finance Corp.
9.25%, 5/15/25, 144A	4,405,000	4,780,394
7.25%, 6/15/25	3,179,000	2,927,144
6.00%, 2/15/28, 144A	4,702,000	3,964,327
PDC Energy, Inc.
6.125%, 9/15/24	1,835,000	1,745,736
5.75%, 5/15/26	2,832,000	2,624,995
Puma International Financing SA
5.125%, 10/6/24, 144A	2,747,000	2,321,215
5.00%, 1/24/26, 144A	3,082,000	2,611,927
QEP Resources, Inc.
5.375%, 10/1/22	2,154,000	1,234,705
5.25%, 5/1/23	3,009,000	1,611,696
5.625%, 3/1/26	2,298,000	1,233,670
Range Resources Corp.
5.00%, 8/15/22(a)	2,075,000	1,946,609
5.00%, 3/15/23(a)	3,177,000	2,883,779
4.875%, 5/15/25(a)	3,301,000	2,770,777
9.25%, 2/1/26, 144A	2,815,000	2,639,499
Seven Generations Energy Ltd.
6.75%, 5/1/23, 144A(a)	1,806,000	1,744,858
6.875%, 6/30/23, 144A	2,104,000	2,029,950
5.375%, 9/30/25, 144A	3,061,000	2,542,513
SM Energy Co.
6.125%, 11/15/22	1,781,000	1,074,860
5.00%, 1/15/24	2,069,000	1,124,802
5.625%, 6/1/25	1,975,000	1,034,199
6.75%, 9/15/26(a)	2,682,000	1,377,368
6.625%, 1/15/27(a)	2,176,000	1,083,441
Southwestern Energy Co.
6.20%, 1/23/25(a)	3,883,000	3,499,787
7.50%, 4/1/26(a)	3,100,000	2,861,781
7.75%, 10/1/27(a)	2,002,000	1,865,554
Sunoco LP / Sunoco Finance Corp.
4.875%, 1/15/23	4,690,000	4,775,991
5.50%, 2/15/26	3,757,000	3,789,160
6.00%, 4/15/27	2,560,000	2,635,226
Transocean, Inc.
7.25%, 11/1/25, 144A	3,137,000	1,772,405
7.50%, 1/15/26, 144A	3,703,000	2,036,650
8.00%, 2/1/27, 144A	3,485,000	1,934,175
Valaris PLC
4.875%, 6/1/22	2,097,000	217,071
7.75%, 2/1/26	3,529,000	271,186
WPX Energy, Inc.
8.25%, 8/1/23	2,055,000	2,201,203
5.25%, 9/15/24	2,872,000	2,859,406
5.75%, 6/1/26	2,641,000	2,648,672
5.25%, 10/15/27	2,438,000	2,364,409
4.50%, 1/15/30	4,139,000	3,801,402

(Cost $354,310,076)		307,256,023

Oil & Gas Services - 0.4%
Archrock Partners LP / Archrock Partners Finance Corp.
6.875%, 4/1/27, 144A	1,929,000	1,818,864
6.25%, 4/1/28, 144A	2,466,000	2,347,324
SESI LLC
7.125%, 12/15/21	2,748,000	1,107,787
7.75%, 9/15/24	2,372,000	815,126
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	3,517,000	3,393,342
6.875%, 9/1/27	3,200,000	3,055,408
Weatherford International Ltd., 144A
11.00%, 12/1/24	9,471,000	6,363,328

(Cost $23,009,278)		18,901,179

Pipelines - 3.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 9/15/24	3,412,000	2,859,683
5.75%, 3/1/27, 144A	2,834,000	2,240,716
5.75%, 1/15/28, 144A	3,335,000	2,617,825
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A
6.125%, 11/15/22	3,470,000	3,394,267
Buckeye Partners LP
4.15%, 7/1/23	2,557,000	2,531,034
4.125%, 3/1/25, 144A	2,134,000	2,100,656
3.95%, 12/1/26	2,656,000	2,559,919
4.125%, 12/1/27	2,184,000	2,114,385
4.50%, 3/1/28, 144A	2,399,000	2,328,529
Cheniere Energy Partners LP
5.25%, 10/1/25	6,699,000	6,812,146
5.625%, 10/1/26	5,195,000	5,299,627
4.50%, 10/1/29, 144A	6,594,000	6,460,900
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25%, 4/1/23	4,224,000	4,034,364
5.75%, 4/1/25(a)	1,613,000	1,505,115
5.625%, 5/1/27, 144A	2,471,000	2,157,566
DCP Midstream Operating LP
4.75%, 9/30/21, 144A	2,416,000	2,374,481
3.875%, 3/15/23	2,246,000	2,129,455
5.375%, 7/15/25	3,593,000	3,485,875
5.125%, 5/15/29	2,494,000	2,275,314

EnLink Midstream LLC
5.375%, 6/1/29(a)	2,135,000	1,659,098
EnLink Midstream Partners LP
4.40%, 4/1/24	2,390,000	1,925,420
4.15%, 6/1/25	3,538,000	2,857,307
4.85%, 7/15/26	2,309,000	1,865,453
EQM Midstream Partners LP
4.75%, 7/15/23	5,209,000	5,162,926
4.00%, 8/1/24	1,651,000	1,575,161
4.125%, 12/1/26	1,911,000	1,770,666
5.50%, 7/15/28	4,264,000	3,950,788
Genesis Energy LP / Genesis Energy Finance Corp.
6.00%, 5/15/23	1,446,000	1,368,126
6.50%, 10/1/25	2,783,000	2,527,284
6.25%, 5/15/26	2,108,000	1,885,058
7.75%, 2/1/28	3,351,000	3,138,094
Hess Midstream Operations LP
5.625%, 2/15/26, 144A	3,162,000	3,060,516
5.125%, 6/15/28, 144A	2,896,000	2,741,252
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/1/23	2,470,000	1,884,894
7.50%, 4/15/26(a)	2,473,000	1,726,067
NuStar Logistics LP
6.00%, 6/1/26	2,134,000	2,053,634
5.625%, 4/28/27	2,372,000	2,252,961
Rockies Express Pipeline LLC
3.60%, 5/15/25, 144A	2,162,000	1,972,825
4.95%, 7/15/29, 144A	2,396,000	2,233,791
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.75%, 10/1/23, 144A	2,380,000	2,333,864
5.50%, 9/15/24, 144A	3,216,000	3,081,298
6.00%, 3/1/27, 144A	1,752,000	1,617,315
5.50%, 1/15/28, 144A	3,598,000	3,227,748
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.25%, 5/1/23	2,650,000	2,670,153
4.25%, 11/15/23	2,401,000	2,353,688
6.75%, 3/15/24	2,763,000	2,818,232
5.125%, 2/1/25	2,238,000	2,235,907
5.875%, 4/15/26	4,193,000	4,265,707
5.375%, 2/1/27(a)	2,327,000	2,317,843
6.50%, 7/15/27	3,649,000	3,819,755
5.00%, 1/15/28	2,587,000	2,516,905
6.875%, 1/15/29	3,561,000	3,813,564
5.50%, 3/1/30, 144A	4,236,000	4,200,269
Western Midstream Operating LP
4.00%, 7/1/22	3,140,000	3,102,697
3.10%, 2/1/25	4,731,000	4,426,418
3.95%, 6/1/25	2,344,000	2,190,937
4.65%, 7/1/26	2,356,000	2,209,268
4.50%, 3/1/28	1,859,000	1,700,427
4.75%, 8/15/28	2,164,000	1,969,240
4.05%, 2/1/30	5,010,000	4,520,022

(Cost $168,503,593)		168,284,435

Financial - 8.5%
Banks - 0.9%
CIT Group, Inc.
5.00%, 8/15/22	6,244,000	6,279,060
5.00%, 8/1/23	2,763,000	2,776,525
4.75%, 2/16/24	2,520,000	2,528,656
5.25%, 3/7/25	2,133,000	2,143,889
6.125%, 3/9/28(a)	1,607,000	1,668,966
Commerzbank AG, 144A
8.125%, 9/19/23	4,624,000	5,183,972
Freedom Mortgage Corp.
8.125%, 11/15/24, 144A	2,339,000	2,172,101
8.25%, 4/15/25, 144A	2,889,000	2,681,324
Intesa Sanpaolo SpA
5.017%, 6/26/24, 144A	9,100,000	9,136,311
5.71%, 1/15/26, 144A	6,868,000	7,073,771

(Cost $42,237,164)		41,644,575

Diversified Financial Services - 2.4%
Ally Financial, Inc.
5.75%, 11/20/25	4,776,000	4,981,965
Credit Acceptance Corp.
5.125%, 12/31/24, 144A	2,022,000	1,871,614
6.625%, 3/15/26	1,498,000	1,415,610
LPL Holdings, Inc.
5.75%, 9/15/25, 144A	3,693,000	3,850,894
4.625%, 11/15/27, 144A	2,146,000	2,107,104
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23, 144A	4,051,000	4,142,573
9.125%, 7/15/26, 144A	3,173,000	3,257,291
6.00%, 1/15/27, 144A	2,653,000	2,393,921
Navient Corp.
6.625%, 7/26/21	3,152,000	3,113,577
Series MTN, 7.25%, 1/25/22	3,254,000	3,244,970
6.50%, 6/15/22	4,273,000	4,207,516
5.50%, 1/25/23	4,477,000	4,278,333
7.25%, 9/25/23(a)	3,581,000	3,448,915
Series MTN, 6.125%, 3/25/24	3,032,000	2,851,945
5.875%, 10/25/24	2,321,000	2,139,695
6.75%, 6/25/25	2,194,000	2,069,216
6.75%, 6/15/26	3,281,000	3,026,116
5.00%, 3/15/27	2,253,000	1,933,356

NFP Corp., 144A
6.875%, 7/15/25	3,139,000	3,031,065
Quicken Loans LLC
5.75%, 5/1/25, 144A	5,561,000	5,686,706
5.25%, 1/15/28, 144A	4,525,000	4,579,730
Springleaf Finance Corp.
7.75%, 10/1/21	2,528,000	2,596,951
6.125%, 5/15/22	3,698,000	3,718,801
5.625%, 3/15/23	4,630,000	4,551,869
6.125%, 3/15/24	6,675,000	6,497,545
6.875%, 3/15/25	5,622,000	5,567,551
8.875%, 6/1/25	2,425,000	2,528,063
7.125%, 3/15/26	7,359,000	7,265,872
6.625%, 1/15/28	3,343,000	3,200,304
5.375%, 11/15/29	3,442,000	3,059,301

(Cost $111,298,680)		106,618,369

Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc.
8.125%, 2/15/24, 144A	4,028,000	4,281,583
7.00%, 11/15/25, 144A	4,317,000	4,109,288
10.125%, 8/1/26, 144A	1,799,000	1,898,782
Ardonagh Midco 3 PLC, 144A
8.625%, 7/15/23	2,394,000	2,412,206
AssuredPartners, Inc., 144A
7.00%, 8/15/25	2,287,000	2,248,384
Genworth Holdings, Inc.
7.625%, 9/24/21	3,367,000	3,120,552
HUB International Ltd., 144A
7.00%, 5/1/26	7,486,000	7,712,264
Radian Group, Inc.
4.50%, 10/1/24	1,860,000	1,845,166
6.625%, 3/15/25	2,741,000	2,797,191
4.875%, 3/15/27	2,047,000	1,916,893

(Cost $32,266,451)		32,342,309

Real Estate - 0.4%
Howard Hughes Corp., 144A
5.375%, 3/15/25	4,849,000	4,621,655
Kennedy-Wilson, Inc.
5.875%, 4/1/24	5,633,000	5,354,814
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.25%, 12/1/21, 144A	2,614,000	2,503,728
4.875%, 6/1/23, 144A	1,892,000	1,689,793
9.375%, 4/1/27, 144A(a)	2,364,000	2,064,611

(Cost $17,147,712)		16,234,601

Real Estate Investment Trusts - 3.5%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A
5.75%, 5/15/26	4,630,000	3,529,634
CBL & Associates LP
5.25%, 12/1/23	2,051,000	499,716
5.95%, 12/15/26	2,822,000	685,478
Diversified Healthcare Trust
4.75%, 2/15/28	2,131,000	1,775,612
ESH Hospitality, Inc.
5.25%, 5/1/25, 144A	5,834,000	5,688,763
4.625%, 10/1/27, 144A	3,341,000	3,169,156
Iron Mountain, Inc.
4.375%, 6/1/21, 144A	2,180,000	2,184,458
6.00%, 8/15/23	2,734,000	2,768,462
5.75%, 8/15/24	4,622,000	4,640,731
4.875%, 9/15/27, 144A	4,516,000	4,551,699
5.25%, 3/15/28, 144A	3,677,000	3,740,667
4.875%, 9/15/29, 144A	4,613,000	4,637,933
iStar, Inc.
5.25%, 9/15/22	2,399,000	2,324,595
4.75%, 10/1/24	3,565,000	3,217,787
4.25%, 8/1/25	2,271,000	1,997,061
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 3/15/22, 144A	2,054,000	1,926,888
5.25%, 10/1/25, 144A	2,001,000	1,708,144
4.25%, 2/1/27, 144A	3,462,000	2,901,589
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	4,747,000	4,949,246
4.50%, 9/1/26	2,432,000	2,402,026
5.75%, 2/1/27	2,173,000	2,282,660
MPT Operating Partnership LP / MPT Finance Corp.
6.375%, 3/1/24	2,674,000	2,750,944
5.25%, 8/1/26	1,869,000	1,921,154
5.00%, 10/15/27	6,272,000	6,503,468
4.625%, 8/1/29	4,332,000	4,298,839
Ryman Hospitality Properties, Inc., 144A
4.75%, 10/15/27	3,434,000	2,922,557
SBA Communications Corp.
4.00%, 10/1/22	3,380,000	3,437,713
4.875%, 9/1/24	5,227,000	5,404,979
3.875%, 2/15/27, 144A	6,565,000	6,700,403
Service Properties Trust
5.00%, 8/15/22	2,252,000	2,074,560
4.50%, 6/15/23	2,447,000	2,165,102
4.35%, 10/1/24	3,485,000	3,071,729
4.75%, 10/1/26	1,468,000	1,204,572
4.95%, 2/15/27	2,447,000	1,980,555
3.95%, 1/15/28	1,762,000	1,360,099
4.95%, 10/1/29	2,447,000	1,962,559
4.375%, 2/15/30	1,468,000	1,118,549

Starwood Property Trust, Inc.
5.00%, 12/15/21	3,442,000	3,382,849
4.75%, 3/15/25	2,152,000	1,858,564
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.125%, 12/15/24, 144A	2,473,000	2,242,727
7.875%, 2/15/25, 144A	10,069,000	10,264,087
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.00%, 4/15/23, 144A	2,751,000	2,697,699
8.25%, 10/15/23	5,094,000	4,802,751
VICI Properties LP / VICI Note Co., Inc.
3.50%, 2/15/25, 144A	3,578,000	3,452,215
4.25%, 12/1/26, 144A	5,984,000	5,942,082
3.75%, 2/15/27, 144A	3,287,000	3,179,663
4.625%, 12/1/29, 144A	4,403,000	4,402,890
4.125%, 8/15/30, 144A	4,409,000	4,265,024
Washington Prime Group LP
6.45%, 8/15/24(a)	3,128,000	1,855,420

(Cost $165,825,210)		158,806,058

Venture Capital - 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 2/1/22	5,895,000	5,937,592
6.75%, 2/1/24	1,908,000	1,943,575
4.75%, 9/15/24	5,759,000	5,580,845
6.375%, 12/15/25	3,324,000	3,366,198
6.25%, 5/15/26	5,697,000	5,739,955
5.25%, 5/15/27	4,327,000	4,134,989

(Cost $27,217,454)		26,703,154

Industrial - 7.9%
Aerospace/Defense - 2.5%
Bombardier, Inc.
8.75%, 12/1/21, 144A	4,920,000	3,580,850
5.75%, 3/15/22, 144A	2,192,000	1,462,557
6.00%, 10/15/22, 144A	5,347,000	3,465,524
6.125%, 1/15/23, 144A	5,813,000	3,549,447
7.50%, 12/1/24, 144A	5,210,000	3,189,536
7.50%, 3/15/25, 144A	6,188,000	3,778,547
7.875%, 4/15/27, 144A	8,918,000	5,334,346
Howmet Aerospace, Inc.
5.125%, 10/1/24	6,809,000	6,919,307
6.875%, 5/1/25	4,776,000	5,079,823
Signature Aviation US Holdings, Inc.
5.375%, 5/1/26, 144A	2,324,000	2,235,374
4.00%, 3/1/28, 144A	3,048,000	2,712,156
Spirit AeroSystems, Inc.
7.50%, 4/15/25, 144A	5,991,000	5,987,286
4.60%, 6/15/28	3,092,000	2,473,600
SSL Robotics LLC, 144A
9.75%, 12/31/23	4,747,000	5,165,329
TransDigm, Inc.
6.50%, 7/15/24	4,666,000	4,584,835
6.50%, 5/15/25	3,492,000	3,387,607
8.00%, 12/15/25, 144A	5,141,000	5,577,985
6.25%, 3/15/26, 144A	20,576,000	21,087,108
6.375%, 6/15/26	4,503,000	4,198,192
7.50%, 3/15/27	2,538,000	2,503,572
5.50%, 11/15/27, 144A	12,301,000	11,191,634
Triumph Group, Inc.
6.25%, 9/15/24, 144A	2,341,000	2,013,506
7.75%, 8/15/25(a)	2,057,000	1,344,548

(Cost $125,433,354)		110,822,669

Building Materials - 0.8%
Builders FirstSource, Inc.
6.75%, 6/1/27, 144A	3,811,000	4,024,645
5.00%, 3/1/30, 144A	2,410,000	2,234,901
Cornerstone Building Brands, Inc., 144A
8.00%, 4/15/26	2,991,000	2,869,401
Griffon Corp.
5.75%, 3/1/28	3,911,000	3,906,796
JELD-WEN, Inc.
4.625%, 12/15/25, 144A	1,885,000	1,792,908
4.875%, 12/15/27, 144A	1,463,000	1,376,771
Standard Industries, Inc.
5.375%, 11/15/24, 144A	5,557,000	5,671,557
6.00%, 10/15/25, 144A	4,518,000	4,667,614
5.00%, 2/15/27, 144A	4,117,000	4,250,700
4.75%, 1/15/28, 144A	4,006,000	4,043,877
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, 7/15/23	3,139,000	3,143,912

(Cost $38,333,475)		37,983,082

Electrical Components & Equipment - 0.2%
Energizer Holdings, Inc.
5.50%, 6/15/25, 144A	2,335,000	2,396,049
6.375%, 7/15/26, 144A	3,859,000	4,080,179
7.75%, 1/15/27, 144A	2,560,000	2,796,326

(Cost $9,154,857)		9,272,554

Electronics - 0.2%
Sensata Technologies BV
4.875%, 10/15/23, 144A	2,839,000	2,925,916
5.625%, 11/1/24, 144A	1,658,000	1,740,577
5.00%, 10/1/25, 144A	2,987,000	3,106,793

(Cost $7,783,701)		7,773,286

Engineering & Construction - 0.3%
AECOM
5.875%, 10/15/24	4,151,000	4,459,440
5.125%, 3/15/27	4,034,000	4,294,677

Brand Industrial Services, Inc., 144A
8.50%, 7/15/25	4,266,000	3,778,034
MasTec, Inc.
4.875%, 3/15/23	1,538,000	1,543,606

(Cost $14,108,920)		14,075,757

Environmental Control - 0.4%
Advanced Disposal Services, Inc., 144A
5.625%, 11/15/24	2,039,000	2,115,248
Clean Harbors, Inc., 144A
4.875%, 7/15/27	2,711,000	2,812,161
Covanta Holding Corp.
5.875%, 3/1/24	1,531,000	1,540,408
5.875%, 7/1/25	1,575,000	1,561,384
6.00%, 1/1/27	2,086,000	2,062,136
GFL Environmental, Inc.
4.25%, 6/1/25, 144A	1,968,000	1,997,520
7.00%, 6/1/26, 144A	1,992,000	2,103,672
5.125%, 12/15/26, 144A	2,489,000	2,596,338
Stericycle, Inc., 144A
5.375%, 7/15/24	3,213,000	3,295,333

(Cost $20,101,375)		20,084,200

Hand/Machine Tools - 0.1%
Colfax Corp.
6.00%, 2/15/24, 144A	1,995,000	2,079,997
6.375%, 2/15/26, 144A	2,047,000	2,147,436

(Cost $4,219,442)		4,227,433

Machinery-Diversified - 0.1%
Maxim Crane Works Holdings Capital LLC, 144A
10.125%, 8/1/24	2,083,000	2,036,351
Welbilt, Inc.
9.50%, 2/15/24	2,097,000	1,897,785

(Cost $4,137,518)		3,934,136

Packaging & Containers - 2.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 9/15/22, 144A	2,867,000	2,901,031
6.00%, 2/15/25, 144A	7,637,000	7,882,911
5.25%, 4/30/25, 144A	3,550,000	3,714,188
4.125%, 8/15/26, 144A	2,005,000	2,016,619
5.25%, 8/15/27, 144A	3,733,000	3,685,647
Ball Corp.
5.00%, 3/15/22	2,750,000	2,881,794
4.00%, 11/15/23	4,227,000	4,455,279
5.25%, 7/1/25	4,413,000	4,959,572
4.875%, 3/15/26	3,762,000	4,149,242
Berry Global, Inc.
5.50%, 5/15/22	1,599,000	1,599,983
5.125%, 7/15/23	3,601,000	3,648,227
4.50%, 2/15/26, 144A	2,374,000	2,392,054
4.875%, 7/15/26, 144A	5,397,000	5,654,221
5.625%, 7/15/27, 144A	2,326,000	2,449,639
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	4,697,000	4,864,284
Flex Acquisition Co., Inc.
6.875%, 1/15/25, 144A	3,439,000	3,479,873
7.875%, 7/15/26, 144A	2,139,000	2,145,214
Graphic Packaging International LLC, 144A
3.50%, 3/15/28	1,816,000	1,776,275
LABL Escrow Issuer LLC
6.75%, 7/15/26, 144A	2,382,000	2,488,130
10.50%, 7/15/27, 144A	3,585,000	3,774,664
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/24, 144A	7,168,000	7,136,568
7.25%, 4/15/25, 144A	6,112,000	5,489,279
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23, 144A	3,489,000	3,628,926
6.625%, 5/13/27, 144A	3,316,000	3,498,380
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.125%, 7/15/23, 144A	7,319,000	7,429,554
7.00%, 7/15/24, 144A	3,784,000	3,812,967
Sealed Air Corp.
4.875%, 12/1/22, 144A	1,814,000	1,897,471
5.25%, 4/1/23, 144A	1,609,000	1,691,292
5.125%, 12/1/24, 144A	1,583,000	1,718,085
5.50%, 9/15/25, 144A	2,244,000	2,431,699
4.00%, 12/1/27, 144A	1,814,000	1,828,739
Silgan Holdings, Inc., 144A
4.125%, 2/1/28	2,592,000	2,606,580
Trivium Packaging Finance BV
5.50%, 8/15/26, 144A	4,957,000	5,211,839
8.50%, 8/15/27, 144A	3,173,000	3,354,861

(Cost $122,333,211)		122,655,087

Transportation - 0.5%
Cargo Aircraft Management, Inc., 144A
4.75%, 2/1/28	2,234,000	2,238,502
Kenan Advantage Group, Inc., 144A
7.875%, 7/31/23(a)	1,760,000	1,467,215
XPO Logistics, Inc.
6.50%, 6/15/22, 144A	5,135,000	5,152,844
6.125%, 9/1/23, 144A	3,287,000	3,336,650
6.75%, 8/15/24, 144A	4,631,000	4,828,304
6.25%, 5/1/25, 144A	4,698,000	4,914,578

(Cost $22,161,223)		21,938,093

Trucking & Leasing - 0.1%
Fortress Transportation and Infrastructure Investors LLC
6.75%, 3/15/22, 144A	4,098,000	3,802,145
6.50%, 10/1/25, 144A	1,524,000	1,281,905

(Cost $5,511,627)		5,084,050

Technology - 3.7%
Computers - 1.2%
Banff Merger Sub, Inc., 144A
9.75%, 9/1/26	6,693,000	6,738,814
Dell International LLC / EMC Corp.
5.875%, 6/15/21, 144A	5,957,000	5,968,110
7.125%, 6/15/24, 144A(a)	6,322,000	6,572,889
Diebold Nixdorf, Inc.
8.50%, 4/15/24(a)	1,849,000	1,375,000
EMC Corp.
3.375%, 6/1/23	4,425,000	4,460,378
Exela Intermediate LLC / Exela Finance, Inc., 144A
10.00%, 7/15/23	3,445,000	602,875
NCR Corp.
5.00%, 7/15/22	3,230,000	3,238,156
6.375%, 12/15/23	2,709,000	2,776,711
8.125%, 4/15/25, 144A	1,525,000	1,648,906
5.75%, 9/1/27, 144A	2,448,000	2,448,991
6.125%, 9/1/29, 144A	2,300,000	2,294,675
Presidio Holdings, Inc.
4.875%, 2/1/27, 144A	2,061,000	2,050,376
8.25%, 2/1/28, 144A	1,788,000	1,771,237
Vericast Corp., 144A
8.375%, 8/15/22	3,616,000	2,756,350
Western Digital Corp.
4.75%, 2/15/26	10,285,000	10,849,081

(Cost $58,290,635)		55,552,549

Office/Business Equipment - 0.4%
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	2,416,000	2,630,673
4.125%, 5/1/25	2,822,000	2,899,605
5.00%, 9/1/25	2,472,000	2,562,092
4.25%, 4/1/28	2,871,000	2,920,697
Xerox Corp.
4.125%, 3/15/23	4,657,000	4,613,271

(Cost $15,716,694)		15,626,338

Semiconductors - 0.2%
Qorvo, Inc.
5.50%, 7/15/26	4,563,000	4,801,850
4.375%, 10/15/29, 144A	2,699,000	2,769,431

(Cost $7,574,306)		7,571,281

Software - 1.9%
Camelot Finance SA, 144A
4.50%, 11/1/26	3,086,000	3,107,725
CDK Global, Inc.
5.00%, 10/15/24	2,109,000	2,247,372
5.875%, 6/15/26	1,961,000	2,068,492
4.875%, 6/1/27	3,249,000	3,380,308
5.25%, 5/15/29, 144A	2,142,000	2,188,192
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A
5.75%, 3/1/25	6,486,000	6,496,896
Dun & Bradstreet Corp.
6.875%, 8/15/26, 144A	3,135,000	3,408,827
10.25%, 2/15/27, 144A	3,355,000	3,740,204
MSCI, Inc.
4.75%, 8/1/26, 144A	1,955,000	2,043,767
5.375%, 5/15/27, 144A	2,401,000	2,588,050
4.00%, 11/15/29, 144A	5,591,000	5,855,538
3.625%, 9/1/30, 144A	714,000	732,632
3.875%, 2/15/31, 144A	4,405,000	4,526,666
Nuance Communications, Inc.
5.625%, 12/15/26	2,355,000	2,503,801
Open Text Corp.
5.875%, 6/1/26, 144A	3,931,000	4,067,858
3.875%, 2/15/28, 144A	4,155,000	4,112,806
PTC, Inc.
3.625%, 2/15/25, 144A	2,223,000	2,241,062
4.00%, 2/15/28, 144A	2,304,000	2,311,200
Rackspace Hosting, Inc., 144A
8.625%, 11/15/24(a)	5,514,000	5,765,576
Solera LLC / Solera Finance, Inc., 144A
10.50%, 3/1/24	9,222,000	9,395,881
SS&C Technologies, Inc., 144A
5.50%, 9/30/27	9,116,000	9,596,003
Veritas US, Inc. / Veritas Bermuda Ltd.
7.50%, 2/1/23, 144A	1,937,000	1,900,265
10.50%, 2/1/24, 144A(a)	4,008,000	3,661,889

(Cost $87,687,188)		87,941,010

Utilities - 2.7%
Electric - 2.5%
AES Corp.
4.50%, 3/15/23	2,206,000	2,253,220
4.875%, 5/15/23	3,143,000	3,173,189
5.50%, 4/15/25	1,881,000	1,933,884
6.00%, 5/15/26	2,183,000	2,313,576
5.125%, 9/1/27	2,296,000	2,436,871
Calpine Corp.
5.50%, 2/1/24	2,964,000	2,995,463
5.75%, 1/15/25	6,143,000	6,300,414
5.25%, 6/1/26, 144A	4,945,000	5,134,962
4.50%, 2/15/28, 144A	5,459,000	5,494,838
5.125%, 3/15/28, 144A	6,129,000	6,240,088

Clearway Energy Operating LLC
5.75%, 10/15/25	2,606,000	2,780,824
4.75%, 3/15/28, 144A	4,052,000	4,190,031
Drax Finco PLC, 144A
6.625%, 11/1/25	2,636,000	2,777,962
InterGen NV, 144A
7.00%, 6/30/23	1,766,000	1,730,680
NextEra Energy Operating Partners LP
4.25%, 7/15/24, 144A	4,009,000	4,149,736
4.25%, 9/15/24, 144A	2,789,000	2,886,908
3.875%, 10/15/26, 144A	1,981,000	2,030,218
4.50%, 9/15/27, 144A	1,859,000	1,975,941
NRG Energy, Inc.
7.25%, 5/15/26	4,520,000	4,873,622
6.625%, 1/15/27	5,956,000	6,356,928
5.75%, 1/15/28	3,504,000	3,818,712
5.25%, 6/15/29, 144A	3,248,000	3,547,839
Talen Energy Supply LLC
6.50%, 6/1/25	2,326,000	1,578,528
10.50%, 1/15/26, 144A	2,800,000	2,220,134
7.25%, 5/15/27, 144A	3,578,000	3,660,205
6.625%, 1/15/28, 144A	2,250,000	2,213,865
7.625%, 6/1/28, 144A	1,787,000	1,809,516
TransAlta Corp.
4.50%, 11/15/22	1,634,000	1,635,021
Vistra Energy Corp.
5.875%, 6/1/23	1,961,000	1,986,326
Vistra Operations Co. LLC
5.50%, 9/1/26, 144A	5,165,000	5,438,254
5.625%, 2/15/27, 144A	5,465,000	5,820,362
5.00%, 7/31/27, 144A	5,778,000	6,058,609

(Cost $111,089,684)		111,816,726

Gas - 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	3,194,000	3,347,663
5.50%, 5/20/25	3,000,000	3,129,345
5.875%, 8/20/26	2,896,000	3,077,912
5.75%, 5/20/27(a)	2,552,000	2,719,424

(Cost $12,164,698)		12,274,344

TOTAL CORPORATE BONDS (Cost $4,553,970,069)		4,446,412,994

SECURITIES LENDING COLLATERAL - 2.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(b)(c)
(Cost $112,122,211)	112,122,211	112,122,211

CASH EQUIVALENTS - 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.12%(b)
(Cost $21,003,437)	21,003,437	21,003,437

TOTAL INVESTMENTS - 101.3% (Cost $4,687,095,717)		$4,579,538,642
Other assets and liabilities, net - (1.3%)		(57,236,083)

NET ASSETS - 100.0%		$4,522,302,559

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
SECURITIES LENDING COLLATERAL — 2.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(b)(c)
161,595,001	—	(49,472,790)(d)	—	—	1,295,275	—	112,122,211	112,122,211
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.12%(b)
36,745,383	588,721,097	(604,463,043)	—	—	227,990	—	21,003,437	21,003,437

198,340,384	588,721,097	(653,935,833)	—	—	1,523,265	—	133,125,648	133,125,648

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $114,910,467, which is 2.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $7,771,783.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2020.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(e)	$—	$4,446,412,994	$—	$4,446,412,994
Short-Term Investments(e)	133,125,648	—	—	133,125,648

TOTAL	$133,125,648	$4,446,412,994	$—	$4,579,538,642

(e)	See Schedule of Investments for additional detailed categorizations.